Commitments, Contingencies And Guarantees (Narrative) (Details)	0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended							12 Months Ended		1 Months Ended
	Oct. 05, 2010 USD ($)	Oct. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 29, 2012 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Jul. 31, 2011 USD ($)	Mar. 01, 2011 USD ($)	Apr. 30, 2010 USD ($)	Jan. 31, 2008 EUR (€)	Mar. 31, 2012 Contractual Maturity, Lsss Than One Year [Member] JPY (¥)	Mar. 31, 2012 Contractual Maturity, One to Five Years [Member] JPY (¥)	Apr. 30, 2009 WestLB AG [Member] USD ($)	Nov. 30, 2011 Madoff Trustee [Member] USD ($)
Purchase commitments for real estate						¥ 234,400,000,000						¥ 139,376,000,000	¥ 95,024,000,000
Purchase obligations for goods or services						37,237,000,000	39,543,000,000
Resale agreements						2,519,000,000,000	1,337,000,000,000
Repurchase agreements						1,711,000,000,000	1,605,000,000,000
Obligations to return debt and equity securities borrowed without collateral						269,000,000,000	300,000,000,000
Contingent liability related to note payable claim										1,000,000,000
Income tax examination, disputed claim											36,300,000
Bankruptcy claims, amount of claims filed	34,000,000
Approximate claim amount to be paid														22,000,000
Claim against Special Purpose Company Rights									156,000,000
Amount seeking to recover from NIP															21,000,000
Subsequent event damages sought value				5,102,000,000
Number of Series of Currency-linked Structured Notes the Plaintiff Purchased				16
Loan repurchase claims received by subsidiaries unresolved					2,924,000,000
Claim amount of mortgage backed securities issued								83,000,000
Compensatory damages with original principal amount issued in offering		$ 50,000,000	$ 2,046,000,000